Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Values and Fixed Rates

The notional values and fixed rates payable on the swap contracts are shown in the table below.

Notional Value (in millions)	Fixed Rate	Maturity Date
$600	2.019%	November 9, 2020
$250	2.094%	March 27, 2023
$500	2.029%	March 27, 2023
$250	2.113%	March 27, 2023
$500	2.129%	March 27, 2023

The notional values and fixed rates paid on the swap contracts are shown in the table below.

Notional Value (in millions)	Fixed Rate	Maturity Date
$450	1.310%	May 9, 2018
$325	1.795%	May 9, 2018
$325	1.787%	May 9, 2018
$300	1.775%	November 9, 2018
$200	1.585%	November 9, 2018
$385	1.250%	November 9, 2019
$385	1.358%	November 9, 2019
$600	2.019%	November 9, 2020
$250	2.094%	March 27, 2023
$500	2.029%	March 27, 2023
$250	2.113%	March 27, 2023
$500	2.129%	March 27, 2023

Summary of Derivatives and Reclassifications

The tables below summarize the change in fair value of the derivatives for the three and six months ended June 30, 2020 and 2019, and the line items within the condensed consolidated statements of comprehensive income where the gains/(losses) on these derivatives are recorded.

	For the three months ended		Condensed Consolidated Statement of Comprehensive Income location
	June 30, 2020	June 30, 2019
	(in thousands)
Derivatives in hedging relationships (1)
Interest Rate Swaps:
Amount of loss reclassified from AOCI into income	$—	$(1,602)	Unrealized gain/loss on derivative contracts
Change in fair value of interest rate swaps	—	(8,011)	Unrealized gain/loss on derivative contracts
Interest income	—	3,115	Interest expense
Derivatives not designated as hedging instruments
Interest Rate Swaps:
Change in fair value of interest rate swaps	—	(29,801)	Unrealized gain/loss on derivative contracts
Interest income	—	1,479	Interest expense
Warrant:
Change in fair value of warrant	647	—	Unrealized gain/loss on derivative contracts

	For the six months ended		Condensed Consolidated Statement of Comprehensive Income location
	June 30, 2020	June 30, 2019
	(in thousands)
Derivatives in hedging relationships (1)
Interest Rate Swaps:
Amount of loss reclassified from AOCI into income	$(4,066)	$(3,189)	Unrealized gain/loss on derivative contracts
Change in fair value of interest rate swaps	73	(14,307)	Unrealized gain/loss on derivative contracts
Interest (expense)/income	(114)	6,888	Interest expense
Derivatives not designated as hedging instruments
Interest Rate Swaps:
Change in fair value of interest rate swaps	(6,908)	(47,758)	Unrealized gain/loss on derivative contracts
Interest (expense)/income	(408)	3,032	Interest expense
Warrant:
Change in fair value of warrant	(16,097)	—	Unrealized gain/loss on derivative contracts
Forward purchase contract:
Change in fair value of forward purchase contract	(5,800)	—	Unrealized gain/loss on derivative contracts

(1)

Certain older interest rate swaps were previously designated as cash flow hedges. These swaps became ineffective as debt refinancings occurred between 2013 and 2016. As a result of the termination of interest rate swaps in February 2020, all amounts associated with interest rate swaps previously designated as cash flow hedges and recorded in AOCI have been released into earnings.

The table below summarizes the change in fair value of the recognized derivatives held by RPIFT for the years ended December 31, 2019, 2018, and 2017 and the line item within the consolidated statements of comprehensive income where the gains/(losses) on these derivatives are recorded.

(in thousands)	For the years ended December 31,
	2019	2018	2017	Consolidated Statement of Income location
Derivatives in hedging relationships (1)
Interest Rate Swaps:
Amount of loss reclassified from AOCI into income	$(6,189)	$(8,003)	$(8,931)	Unrealized gain/loss on interest rate swaps (1)
Change in fair value of interest rate swaps	(16,954)	3,357	18,948	Unrealized gain/loss on interest rate swaps (1)
Interest income/(expense), net	9,565	9,758	(13,734)	Interest expense
Derivatives not designated as hedging instruments
Interest Rate Swaps:
Change in fair value of interest rate swaps	(49,472)	16,569	6,982	Unrealized gain/loss on derivatives
Interest income/(expense), net	(2,681)	440	—	Interest expense
Warrant:
Change in fair value of warrant	21,977	—	—	Unrealized gain/loss on derivatives
Forward purchase contract:
Change in fair value of forward purchase contract	11,500	—	—	Unrealized gain/loss on derivatives

(1)

Certain older interest rate swaps were previously designated as cash flow hedges. These swaps became ineffective as debt refinancings occurred between 2013-2015. Interest rate swaps to be reclassified from AOCI into income expire at various dates up until 2020, at which point all associated amounts initially recorded in AOCI will have been released. The portion of loss to be reclassified from AOCI into income within the next twelve months is $4.1 million.